Employee Benefit Plans (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Weighted average assumption used to determine net periodic benefit expense and projected benefit obligations:
Health care cost trend rate used to determine the net periodic expense for the fiscal year (as a percent)	9.00%	9.00%
Ultimate health care cost trend rate of net periodic expense in 2019 (as a percent)	4.75%	4.75%
Health care cost trend rate used to determine the projected benefit obligation for the fiscal year (as a percent)	8.00%	9.00%
Ultimate health care cost trend rate of projected benefit obligation in 2019 (as a percent)	4.75%	4.75%
Annual effects of one-percentage point change in the assumed health care cost trend rates
Effect on total service and interest cost with 1-percentage point increase	$ 3,795,000
Effect on total service and interest cost with 1-percentage point decrease	(2,928,000)
Effect on postretirement benefit obligation with 1-percentage point increase	30,700,000
Effect on postretirement benefit obligation with 1-percentage point decrease	(24,408,000)
Pension
Benefit Plans
Estimated amounts to be amortized	5,100,000
Weighted average assumption used to determine net periodic benefit expense and projected benefit obligations:
Discount rate to determine net periodic benefit expense (as a percent)	4.94%	5.71%
Discount rate to determine projected benefit obligation (as a percent)	4.10%	4.94%
Expected return on plan assets (as a percent)	7.30%	7.90%
Expected return on plan assets for next fiscal year (as a percent)	6.55%
Pension | Minimum
Weighted average assumption used to determine net periodic benefit expense and projected benefit obligations:
Rate of compensation increase (as a percent)	1.50%	2.00%
Pension | Maximum
Weighted average assumption used to determine net periodic benefit expense and projected benefit obligations:
Rate of compensation increase (as a percent)	7.50%	7.50%
Postretirement
Benefit Plans
Estimated amounts to be amortized	$ 3,100,000
Weighted average assumption used to determine net periodic benefit expense and projected benefit obligations:
Discount rate to determine net periodic benefit expense (as a percent)	5.14%	5.81%
Discount rate to determine projected benefit obligation (as a percent)	4.24%	5.14%
Disability
Weighted average assumption used to determine net periodic benefit expense and projected benefit obligations:
Discount rate to determine net periodic benefit expense (as a percent)	4.91%	5.59%
Discount rate to determine projected benefit obligation (as a percent)	4.06%	4.91%
Expected return on plan assets (as a percent)	6.90%	7.50%
Expected return on plan assets for next fiscal year (as a percent)	6.15%
Disability | Minimum
Weighted average assumption used to determine net periodic benefit expense and projected benefit obligations:
Rate of compensation increase (as a percent)	1.50%	2.00%
Disability | Maximum
Weighted average assumption used to determine net periodic benefit expense and projected benefit obligations:
Rate of compensation increase (as a percent)	7.50%	7.50%